Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Prepaid Expense And Other Assets [Text Block]

Note 7 – Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2011	2010
Fair market value of commodity derivatives – current	$1,247	$709
Prepaid well and drilling costs	3,053	804
Prepaid insurance	1,346	1,039
Inventory	714	4,617
Deposits and other costs related to the COP Acquisition	9,064	-
Other	3,416	1,549

	$18,840	$8,718